Davis Appreciation & Income Fund

An authorized series of
Davis Series, Inc.

Supplement dated September 1, 2021
to the Summary Prospectus, Prospectus, and Statement of Additional Information
dated April 30, 2021

Portfolio Manager Departure. Peter Sackmann will no longer serve as a Portfolio Manager for the Davis Appreciation & Income Fund effective September 1, 2021 (the “Effective Date”). On the Effective Date, all references to Mr. Sackmann will be hereby deleted from the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS, PROSPECTUS, AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE